UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15 (d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
November 1, 2012 to November 30, 2012

Commission File Number of issuing entity: 333-167044-1

Ally Master Owner Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-167044

Ally Wholesale Enterprises LLC
(Exact name of depositor as specified in its charter)

Ally Bank
(Exact name of sponsor as specified in its charter)

DELAWARE	27-6449246
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

Ally Wholesale Enterprises LLC 200 Renaissance Center, Detroit, Michigan	48265
(Address of principal executive offices of the issuing entity)	(Zip Code)
(313) 656-5500
(Telephone number, including area code)
Registered / reporting pursuant to (Check One)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
(If Section 12(b))
Series 2010-4 Floating Rate Asset Backed Notes, Class A			X
Series 2011-1 Floating Rate Asset Backed Notes, Class A-1			X
Series 2011-1 Fixed Rate Asset Backed Notes, Class A-2			X
Series 2011-3 Floating Rate Asset Backed Notes, Class A-1			X
Series 2011-3 Fixed Rate Asset Backed Notes, Class A-2			X
Series 2011-4 Floating Rate Asset Backed Notes, Class A-1			X
Series 2011-4 Fixed Rate Asset Backed Notes, Class A-2			X
Series 2011-5 Floating Rate Asset Backed Notes, Class A			X
Series 2012-1 Floating Rate Asset Backed Notes, Class A-1			X
Series 2012-1 Floating Rate Asset Backed Notes, Class A-2			X
Series 2012-2 Floating Rate Asset Backed Notes, Class A			X
Series 2012-3 Floating Rate Asset Backed Notes, Class A-1			X
Series 2012-3 Fixed Rate Asset Backed Notes, Class A-2			X
Series 2012-4 Fixed Rate Asset Backed Notes, Class A			X
Series 2012-5 Fixed Rate Asset Backed Notes, Class A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X  No __

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information
This amendment relates to the Form 10-D filed with the Securities and Exchange Commission on December 28, 2012 for the Collection Period from November 1, 2012 to November 30, 2012. The Nonoverconcentration Interest Collections as reported in Section 2 and the End of Period Net Invested Amount as reported in Section 6 of the Monthly Statements attached to the Form 10-D as Exhibits 99.1 through 99.12 were incorrectly reported and did not reflect activity related to the Controlled Accumulation Period for the Series 2010-1 Notes. The correct Nonoverconcentration Interest Collections and End of Period Net Invested Amount as well as any resulting impact to other distribution and pool performance information for the Collection Period from November 1, 2012 to November 30, 2012 are reported in the revised Monthly Statements attached to this Form 10-D/A as Exhibits 99.1 through 99.12. This Form 10-D/A does not update any other disclosures to reflect developments since the initial filing and no other amendments were made.

Item 9. Exhibits

EXHIBIT NO.	DESCRIPTION
99.1	AMOT Monthly Servicing Report for the Period from November 1, 2012 to November 30, 2012.
99.2	AMOT Series 2010-4 Monthly Servicing Report for the Period from November 1, 2012 to November 30, 2012.
99.3	AMOT Series 2011-1 Monthly Servicing Report for the Period from November 1, 2012 to November 30, 2012.
99.4	AMOT Series 2011-3 Monthly Servicing Report for the Period from November 1, 2012 to November 30, 2012.
99.5	AMOT Series 2011-4 Monthly Servicing Report for the Period from November 1, 2012 to November 30, 2012.
99.6	AMOT Series 2011-5 Monthly Servicing Report for the Period from November 1, 2012 to November 30, 2012.
99.7	AMOT Series 2012-1 Monthly Servicing Report for the Period from November 1, 2012 to November 30, 2012.
99.8	AMOT Series 2012-2 Monthly Servicing Report for the Period from November 1, 2012 to November 30, 2012.
99.9	AMOT Series 2012-3 Monthly Servicing Report for the Period from November 1, 2012 to November 30, 2012.
99.10	AMOT Series 2012-4 Monthly Servicing Report for the Period from November 1, 2012 to November 30, 2012.
99.11	AMOT Series 2012-5 Monthly Servicing Report for the Period from November 1, 2012 to November 30, 2012.
99.12	AMOT Pool Statistics Monthly Servicing Report for the Period from November 1, 2012 to November 30, 2012.

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Ally Master Owner Trust
(Issuing Entity)

by: Ally Financial Inc.
(Servicer, not in its individual capacity but solely as Servicer on behalf of the Issuing Entity)

/s/ David J. DeBrunner
David J. DeBrunner Vice President, Controller And Chief Accounting Officer

January 17, 2013

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